Cost of other revenues	12 Months Ended
Dec. 31, 2022
Cost of other revenues
Cost of other revenues

15. Cost of other revenues

Cost of other revenues consists of the following:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Interest expenses of borrowings	15,240,283	—	—	—
Other costs*	202,030,929	220,193,581	56,202,270	8,148,563
	217,271,212	220,193,581	56,202,270	8,148,563
*	Other costs include commission expenses, salaries and cost of educational services.